CONSOLIDATED STATEMENTS OF EQUITY - USD ($) $ in Thousands	Total	Common Stock $.01 Par Value	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Loss	Treasury Stock	Parent's Equity
Balance at Mar. 31, 2013	$ 531,900	$ 0	$ 0	$ 0	$ (401)	$ 0	$ 532,301
Balance (in shares) at Mar. 31, 2013		0
Increase (Decrease) in Stockholders' Equity
Comprehensive income	132,153				(1,104)	0	133,257
Net transfers from parent	206,678	$ 0	0	0	0	0	206,678
Balance at Mar. 31, 2014	870,731	$ 0	0	0	(1,505)	0	872,236
Balance (in shares) at Mar. 31, 2014		0
Increase (Decrease) in Stockholders' Equity
Comprehensive income	$ 30,992	$ 0	0	19,384	(48,536)	0	60,144
Issuance of common stock in connection with spin-off (in shares)	63,875,000	63,875,472
Issuance of common stock in connection with spin-off	$ 639	$ 639	0	0	0	0	0
Net transfers from parent	16,181	$ 0	0	0	0	0	16,181
Restricted stock grants (in shares)		180,095
Restricted stock grants net of forfeitures		$ 0	(7,299)	0	0	7,299	0
Share-based compensation	3,012	$ 0	3,012	0	0	0	0
Restricted stock units vested and issued (in shares)		123,208
Restricted stock units vested and issued	(2,301)	$ 0	(5,280)	0	0	2,979	0
Treasury stock purchased	$ (6,870)	$ 0	0	0	0	(6,870)	0
Treasury stock purchased (in shares)		(162,000)
Treasury stock purchased (in shares)	162,000
Employee benefit plans and other (in shares)		138,276
Employee benefit plans and other	$ (6,489)	$ 0	0	0	0	(6,489)	0
Dividend paid to parent	(214,000)	0	0	0	0	0	(214,000)
Contribution from parent	956,869	0	1,751,692	0	(60,262)	0	(734,561)
Balance at Mar. 31, 2015	$ 1,648,764	$ 639	1,742,125	19,384	(110,303)	(3,081)	0
Balance (in shares) at Mar. 31, 2015		63,878,499
Common stock, par value (in dollars per share)	$ 0.01
Increase (Decrease) in Stockholders' Equity
Comprehensive income	$ 147,126	$ 0	0	147,037	89	0	0
Exercise of stock options (in shares)		66,670
Exercise of stock options	$ 1,173	$ 0	(1,748)	0	0	2,921	0
Issuance of common stock in connection with spin-off (in shares)	63,875,000
Net transfers from parent	$ 0
Restricted stock grants (in shares)		41,721
Restricted stock grants net of forfeitures	(153)	$ 0	(3,672)	0	0	3,519	0
Share-based compensation	12,279	$ 0	12,279	0	0	0	0
Restricted stock vested and shares withheld (in shares)		11,133
Restricted stock vested and shares withheld	(4,148)	$ 0	(2,677)	0	0	(1,471)	0
Treasury stock purchased	$ (142,232)	$ (32)	0	0	0	(142,200)	0
Treasury stock purchased (in shares)	3,179,086
Contribution from former parent and other (in shares)		6,977
Contribution from former parent and other	$ (2,642)	$ 1	(2,936)	0	0	293	0
Balance at Mar. 31, 2016	$ 1,660,167	$ 608	$ 1,743,371	$ 166,421	$ (110,214)	$ (140,019)	$ 0
Balance (in shares) at Mar. 31, 2016		60,825,914
Common stock, par value (in dollars per share)	$ 0.01